Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Aug. 29, 2016
Document Effective Date	Sep. 01, 2016
Prospectus Date	Sep. 01, 2016
Citizens Shares Prospectus | Dreyfus Prime Money Market Fund | Citizens Shares
Prospectus:
Trading Symbol	CZAXX
Class A Prospectus | Dreyfus Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	CZEXX
Class B Prospectus | Dreyfus Prime Money Market Fund | Class B
Prospectus:
Trading Symbol	CZBXX
Class C Prospectus | Dreyfus Prime Money Market Fund | Class C formerly, class D
Prospectus:
Trading Symbol	CZDXX